United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2003.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	02/13/04

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      265     3112 SH       SOLE                     3112
Abbott Labs                    COM              002824100      380     8150 SH       SOLE                     8150
Affiliated Computer Services   COM              008190100     4389    80595 SH       SOLE                    80595
Ambac Financial                COM              023139108     5972    86065 SH       SOLE                    86065
Amgen                          COM              031162100     3718    60175 SH       SOLE                    60175
Applebees Int'l                COM              037899101     5181   131705 SH       SOLE                   131705
BB&T                           COM              054937107      251     6486 SH       SOLE                     6486
BEA Systems                    COM              073325102      373    30350 SH       SOLE                    30350
BP PLC                         COM                             276     5590 SH       SOLE                     5590
Bank of America                COM              060505104     7606    94572 SH       SOLE                    94572
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Chico's FAS                    COM              168615102     4179   113105 SH       SOLE                   113105
Cintas                         COM              172908105      528    10540 SH       SOLE                    10540
Cisco Systems                  COM              17275R102    11690   482452 SH       SOLE                   482452
Citigroup                      COM              172967101      802    16525 SH       SOLE                    16525
Comerica                       COM              200340107      399     7112 SH       SOLE                     7112
DENTSPLY Intl                  COM              249030107     1924    42600 SH       SOLE                    42600
Deere & Company                COM              244199105      228     3500 SH       SOLE                     3500
Digene                         COM              253752109     2115    52755 SH       SOLE                    52755
Dow Chemical                   COM              260543103      401     9636 SH       SOLE                     9636
Ecolab                         COM              278865100      599    21880 SH       SOLE                    21880
Exxon Mobil                    COM              30231G102     3964    96693 SH       SOLE                    96693
First Data                     COM              319963104     2466    60020 SH       SOLE                    60020
General Electric               COM              369604103     3937   127079 SH       SOLE                   127079
General Growth Properties      COM              370021107     1462    52685 SH       SOLE                    52685
IBM                            COM              459200101      362     3908 SH       SOLE                     3908
Intel                          COM              458140100      324    10108 SH       SOLE                    10108
International Game Tech        COM              459902102     5681   159140 SH       SOLE                   159140
Interpublic Group              COM              460690100      320    20529 SH       SOLE                    20529
Jacobs Engineering             COM              469814107     5626   117180 SH       SOLE                   117180
Johnson & Johnson              COM              478160104     3081    59646 SH       SOLE                    59646
Johnson Controls Inc           COM              478366107     1038     8935 SH       SOLE                     8935
L-3 Communications             COM              502424104     1456    28354 SH       SOLE                    28354
LabCorp                        COM              50540R409     4376   118440 SH       SOLE                   118440
Liberty Media                  COM              530718105      206    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      407    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     5411   128630 SH       SOLE                   128630
Lowes Companies                COM              548661107     2658    47990 SH       SOLE                    47990
MBNA                           COM              55262L100     8102   326055 SH       SOLE                   326055
Mack Cali                      COM              554489104     1998    48010 SH       SOLE                    48010
Maxim Integrated               COM              57772K101     2018    40518 SH       SOLE                    40518
Medco Health Services          COM              58405U102      285     8394 SH       SOLE                     8394
Medtronic                      COM              585055106     4926   101336 SH       SOLE                   101336
Merck                          COM              589331107     1457    31544 SH       SOLE                    31544
Microsoft                      COM              594918104     4697   171615 SH       SOLE                   171615
Northrop Grumman               COM              666807102     1408    14730 SH       SOLE                    14730
Office Depot                   COM              676220106     1799   107680 SH       SOLE                   107680
OmniVision                     COM              682128103      297     5380 SH       SOLE                     5380
Omnicom Group                  COM              681919106     8040    92064 SH       SOLE                    92064
PepsiCo                        COM              713448108     1114    23885 SH       SOLE                    23885
Pfizer                         COM              717081103     4406   124724 SH       SOLE                   124724
Procter & Gamble               COM              742718109      718     7184 SH       SOLE                     7184
QUALCOMM                       COM              747525103     2905    53860 SH       SOLE                    53860
Quality Systems Inc            COM              747582104      328     7365 SH       SOLE                     7365
Raytheon                       COM              755111507      236     7870 SH       SOLE                     7870
Sonic Solutions                COM              835460106     1448    94630 SH       SOLE                    94630
Sprint PCS                     COM              852061506      102    18200 SH       SOLE                    18200
St. Jude Medical               COM              790849103     2360    38470 SH       SOLE                    38470
Symantec                       COM              871503108     5261   152505 SH       SOLE                   152505
Sysco                          COM              871829107     1985    53310 SH       SOLE                    53310
Wal-Mart Stores                COM              931142103      276     5206 SH       SOLE                     5206
Walgreen                       COM              931422109     6225   171115 SH       SOLE                   171115
Washington REIT                COM              939653101      296    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     3291    55880 SH       SOLE                    55880
Wyeth Company                  COM              983024100      267     6290 SH       SOLE                     6290
Xilinx                         COM              983919101     4424   114530 SH       SOLE                   114530